Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

14 Goodwill

The changes in goodwill in 2014 and 2013 were as follows:

	2014	2013

Balances as of January 1
Cost	2,593	2,502
Accumulated impairment	(235)	(225)

Book value	2,358	2,277
Changes in book value:
Acquisitions	—	1
Divestments	—	—
Translation differences	(237)	80

Total changes	(237)	81

Balances as of December 31
Cost	2,328	2,593
Accumulated impairment	(207)	(235)

Book value	2,121	2,358

No goodwill impairment charges were required to be recognized in 2014 or 2013.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See note 23, “Segment and Geographical Information”, for goodwill by segment and note 3, “Acquisitions and Divestments”.